Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash And Cash Equivalents
Note 4:	Cash and Cash Equivalents

	December 31
	2024	2023

Balance in USD	7,169	4,151
Balance in other currencies	1,986	7,715

	9,155	11,866